Summary of accounting policies (Tables)	12 Months Ended
Dec. 31, 2024
Summary of significant accounting policies
Schedule of property and equipment
Depreciation on items of property and equipment is calculated using the straight-line method over their estimated useful lives, as follows:

Useful life in years
Buildings	Up to 40
Transportation equipment	5 to 8
Technical equipment and machinery	3 to 10
Office equipment	5 to 15
Leasehold improvements	Shorter of useful life and the term of the underlying lease

Schedule of currency translation rates against the US dollar for the group's most significant operations
The following tables present currency translation rates against the US dollar for the Group’s most significant operations.

		Year Ended December 31, 2022
Country	Currency	Average Rate	Period-end Rate
Algeria	Algerian Dinar (DZD)	141.96	137.36
Cameroon	CFA Franc BEAC (XAF)	623.87	612.84
China	Yuan Renminbi	6.73	6.90
Ivory Coast	CFA Franc BCEAO (XOF)	623.87	612.84
Egypt	Egyptian Pound (EGP)	19.20	24.75
Ghana	Cedi (Ghana) (GHS)	8.99	10.20
Kenya	Kenyan Shilling (KES)	117.60	123.50
Morocco	Moroccan Dirham (MAD)	10.13	10.46
Nigeria	Naira (NGN)	423.01	448.08
Portugal	Euro (EUR)	0.95	0.93
Rwanda	Rwanda Franc (RWF)	1,031.64	1,067.00
Senegal	CFA Franc BCEAO (XOF)	623.87	612.84
South Africa	Rand (ZAR)	16.37	17.02
Tunisia	Tunisian Dinar (TND)	3.08	3.11
United Republic Of Tanzania	Tanzanian Shilling (TZS)	2,322.97	2,332.45
Uganda	Uganda Shilling (UGX)	3,682.08	3,717.61
United Arab Emirates	UAE Dirham (AED)	3.67	3.67

		Year Ended December 31, 2023
Country	Currency	Average Rate	Period-end Rate
Algeria	Algerian Dinar (DZD)	135.98	134.32
Cameroon	CFA Franc BEAC (XAF)	606.62	594.31
China	Yuan Renminbi (CNY)	7.07	7.08
Ivory Coast	CFA Franc BCEAO (XOF)	606.62	594.31
Egypt	Egyptian Pound (EGP)	30.67	30.93
Ghana	Cedi (Ghana) (GHS)	11.69	11.97
Kenya	Kenyan Shilling (KES)	139.98	157.01
Morocco	Moroccan Dirham (MAD)	10.13	9.88
Nigeria	Naira (NGN)	636.97	896.64
Portugal	Euro (EUR)	0.92	0.91
Rwanda	Rwanda Franc (RWF)	1,159.04	1,259.53
Senegal	CFA Franc BCEAO (XOF)	606.62	594.31
South Africa	Rand (ZAR)	18.45	18.30
Tunisia	Tunisian Dinar (TND)	3.10	3.07
United Republic Of Tanzania	Tanzanian Shilling (TZS)	2,422.54	2,512.42
Uganda	Uganda Shilling (UGX)	3,725.37	3,780.17
United Arab Emirates	UAE Dirham (AED)	3.67	3.67

		Year Ended December 31, 2024
Country	Currency	Average Rate	Period-end Rate
Algeria	Algerian Dinar (DZD)	134.15	135.73
Cameroon	CFA Franc BEAC (XAF)	606.41	631.50
China	Yuan Renminbi (CNY)	7.19	7.30
Ivory Coast	CFA Franc BCEAO (XOF)	606.41	631.50
Egypt	Egyptian Pound (EGP)	45.34	50.84
Ghana	Cedi (Ghana) (GHS)	14.48	14.72
Kenya	Kenyan Shilling (KES)	134.89	129.37
Morocco	Moroccan Dirham (MAD)	9.94	10.11
Nigeria	Naira (NGN)	1,480.98	1,546.43
Portugal	Euro (EUR)	0.92	0.96
Rwanda	Rwanda Franc (RWF)	1,318.18	1,388.02
Senegal	CFA Franc BCEAO (XOF)	606.41	631.50
South Africa	Rand (ZAR)	18.33	18.83
Tunisia	Tunisian Dinar (TND)	3.11	3.18
United Republic Of Tanzania	Tanzanian Shilling (TZS)	2,615.41	2,429.68
Uganda	Uganda Shilling (UGX)	3,756.75	3,680.02
United Arab Emirates	UAE Dirham (AED)	3.67	3.67

Schedule of group's geographical distribution of revenue and property, plant and equipment	The Group’s geographical distribution of revenue and property and equipment was as follows:

Revenue	For the year ended December 31,
In thousands of USD	2022	2023	2024
West Africa(1)	103,402	83,608	78,890
North Africa(2)	57,495	76,641	64,205
East and South Africa(3)	33,507	24,365	24,077
Europe(4)	294	1,152	247
United Arab Emirates	8,576	629	41
Others	26	8	25
Total	203,300	186,402	167,486

Property and equipment	As of December 31,
In thousands of USD	2023	2024
West Africa(1)	6,709	8,230
North Africa(2)	3,584	5,554
East and South Africa(3)	3,409	2,838
Europe(4)	532	434
China	80	138
United Arab Emirates	47	2
Total	14,361	17,196
___________________________
(1)West Africa covers Nigeria, Ivory Coast, Senegal and Ghana.
(2)North Africa covers Egypt, Tunisia, Morocco and Algeria.
(3)East and South Africa covers Kenya, Uganda and South Africa.
(4)Portugal and Germany